Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	Apr. 30, 2025	Oct. 31, 2024
Upside Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.70%	4.60%
Corporate BBB	1.60%	1.30%
Unemployment rates	5.80%	5.30%
Housing Price Index	5.00%	5.90%
Upside Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.30%	2.60%
Corporate BBB	1.80%	1.80%
Unemployment rates	5.30%	4.80%
Housing Price Index	5.50%	5.40%
Upside Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.50%	4.30%
Corporate BBB	1.10%	0.90%
Unemployment rates	3.60%	3.40%
Housing Price Index	5.40%	5.90%
Upside Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.30%	2.40%
Corporate BBB	1.60%	1.60%
Unemployment rates	3.20%	3.00%
Housing Price Index	3.80%	4.00%
Base Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(0.20%)	1.80%
Corporate BBB	2.20%	1.90%
Unemployment rates	7.80%	7.00%
Housing Price Index	0.80%	1.60%
Base Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.60%	1.90%
Corporate BBB	2.00%	2.00%
Unemployment rates	7.60%	6.80%
Housing Price Index	3.00%	3.00%
Base Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.00%	1.90%
Corporate BBB	1.80%	1.60%
Unemployment rates	4.80%	4.70%
Housing Price Index	2.30%	2.80%
Base Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.80%	1.90%
Corporate BBB	2.00%	2.00%
Unemployment rates	4.70%	4.40%
Housing Price Index	2.40%	2.60%
Downside Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.30%)	(2.30%)
Corporate BBB	3.80%	3.60%
Unemployment rates	9.00%	8.80%
Housing Price Index	(11.90%)	(10.90%)
Downside Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.30%	1.30%
Corporate BBB	3.00%	3.00%
Unemployment rates	9.70%	9.40%
Housing Price Index	(1.30%)	(1.00%)
Downside Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.30%)	(2.10%)
Corporate BBB	3.60%	3.40%
Unemployment rates	6.90%	6.70%
Housing Price Index	(10.10%)	(9.60%)
Downside Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.50%	1.40%
Corporate BBB	3.10%	3.10%
Unemployment rates	7.50%	7.30%
Housing Price Index	(1.20%)	(1.00%)
Severe Downside Scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.50%)	(3.60%)
Corporate BBB	4.20%	4.20%
Unemployment rates	9.80%	9.80%
Housing Price Index	(20.30%)	(19.00%)
Severe Downside Scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.20%	1.20%
Corporate BBB	3.50%	3.50%
Unemployment rates	10.60%	10.50%
Housing Price Index	(5.00%)	(5.00%)
Severe Downside Scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.40%)	(3.40%)
Corporate BBB	4.60%	4.60%
Unemployment rates	7.50%	7.60%
Housing Price Index	(19.20%)	(19.30%)
Severe Downside Scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.30%	1.30%
Corporate BBB	3.60%	3.60%
Unemployment rates	8.40%	8.40%
Housing Price Index	(4.30%)	(4.30%)